Operations and Reorganization - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operations and Reorganization
Cash and cash equivalents	$ 49,262		¥ 413,143		¥ 342,951
Time deposits	20,698		162,688		144,093
Short-term investments	65,060		136,304		452,936
Prepaid expenses and other current assets	35,941		242,499		250,215
Inventory	44				308
Property and equipment, net	2,921		35,341		20,336
Right of use assets	8,136				56,638
Total assets	201,359		1,010,218		1,401,817
Advances from students	313,397		1,667,470		2,181,808
Advances from students, non-current	687		17,321		4,783
Accrued expenses and other current liabilities	23,982		201,240		166,955
Taxes payable	3,111		16,917		21,661
Other non-current liabilities	229		853		1,595
Lease liability					55,095
Total liabilities	351,701		1,972,867		2,448,475
Net revenues	212,372	¥ 1,478,493	1,145,517	¥ 847,993
Net loss	(15,000)	(104,420)	(416,694)	(580,811)
Net cash provided by /(used in) operating activities	57,158	397,933	29,781	55,074
Net cash (used in) /provided by investing activities	(59,312)	(412,910)	(4,898)	10,785
Effect of exchange rate changes on cash and cash equivalents	(95)	(679)	(186)	(20,953)
Net increase/(decrease) in cash and cash equivalents	(10,082)	(70,192)	93,104	45,166
Accumulated deficit	$ 315,853		2,094,482		2,198,902
VIEs
Operations and Reorganization
Accrued expenses and other current liabilities			106,974		86,043
Taxes payable			14,224		14,123
Other non-current liabilities			235		247
Accumulated deficit			1,037,365		1,073,067
Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing
Operations and Reorganization
Cash and cash equivalents			128,773		214,081
Time deposits					50,000
Short-term investments			136,304		373,972
Prepaid expenses and other current assets			200,936		211,757
Inventory					308
Amounts due from inter-company entities			522,430		2,610,083
Property and equipment, net			16,402		10,645
Right of use assets					19,763
Other assets			12,079		11,377
Total assets			1,016,924		3,501,986
Advances from students			1,667,470		2,181,798
Advances from students, non-current			17,321		4,783
Accrued expenses and other current liabilities			105,864		77,050
Taxes payable			3,043		1,993
Amounts due to inter-company entities			215,713		2,202,909
Lease liability					17,915
Total liabilities			2,009,411		4,486,448
Net revenues		1,478,493	1,145,517	848,090
Net loss		(20,893)	(253,493)	(260,433)
Net cash provided by /(used in) operating activities		372,668	(28,969)	167,326
Net cash (used in) /provided by investing activities		(287,360)	(18,595)	(119,532)
Net increase/(decrease) in cash and cash equivalents		85,308	(47,564)	47,794
51Talk English Philippines Corporation
Operations and Reorganization
Cash and cash equivalents			403		415
Prepaid expenses and other current assets			550		576
Amounts due from inter-company entities			2,396		2,523
Total assets			3,349		3,514
Accrued expenses and other current liabilities			1,020		1,062
Taxes payable			11,176		11,766
Other non-current liabilities			235		247
Total liabilities			12,431		13,075
Net loss		(1,843)	(515)	(1,034)
Net cash provided by /(used in) operating activities		(7)	(24)	(1,426)
Effect of exchange rate changes on cash and cash equivalents		19	3	(74)
Net increase/(decrease) in cash and cash equivalents		12	(21)	¥ (1,500)
Beijing Dasheng Helloworld Technology Co., Ltd.
Operations and Reorganization
Cash and cash equivalents			17		743
Prepaid expenses and other current assets			220		4,597
Amounts due from inter-company entities					44,672
Property and equipment, net					200
Right of use assets					1,947
Other assets					1
Total assets			237		52,160
Accrued expenses and other current liabilities			90		7,107
Taxes payable			5		287
Amounts due to inter-company entities			1,356		59,281
Lease liability					1,686
Total liabilities			1,451		68,361
Net revenues		42,132
Net loss		(15,176)	(1,215)
Net cash provided by /(used in) operating activities		1,249	17
Net cash (used in) /provided by investing activities		(523)
Net increase/(decrease) in cash and cash equivalents		726	17
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
Registered capital			¥ 1,143		1,143
Shenzhen Dasheng Zhiyun Technology Co., Ltd
Operations and Reorganization
Cash and cash equivalents					827
Amounts due from inter-company entities					1,200
Total assets					2,027
Advances from students					10
Accrued expenses and other current liabilities					824
Taxes payable					77
Amounts due to inter-company entities					906
Total liabilities					¥ 1,817
Net revenues		1,748
Net loss		210
Net cash provided by /(used in) operating activities		827
Net increase/(decrease) in cash and cash equivalents		¥ 827